--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                     DFA International Value Portfolio III

                               Semi-Annual Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Schedule of Investments.............................................    7-14
    Statement of Assets and Liabilities.................................      15
    Statement of Operations.............................................      16
    Statements of Changes in Net Assets.................................      17
    Financial Highlights................................................      18
    Notes to Financial Statements.......................................   19-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (25,227,331 Shares, Cost $265,554)++ at Value.........................................  $    324,423
Receivable for Fund Shares Sold.........................................................           123
Prepaid Expenses and Other Assets.......................................................            31
                                                                                          ------------
    Total Assets........................................................................       324,577
                                                                                          ------------

LIABILITIES:
Payable for Investment Securities Purchased.............................................            63
Payable for Fund Shares Redeemed........................................................            60
Accrued Expenses and Other Liabilities..................................................            40
                                                                                          ------------
    Total Liabilities...................................................................           163
                                                                                          ------------

NET ASSETS..............................................................................  $    324,414
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    24,421,407
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      13.28
                                                                                          ------------
                                                                                          ------------

NET ASSETS CONSIST OF:
Paid-In Capital.........................................................................  $    265,855
Undistributed Net Investment Income.....................................................           140
Accumulated Net Realized Loss...........................................................          (450)
Unrealized Appreciation of Investment Securities........................................        58,869
                                                                                          ------------

Total Net Assets........................................................................  $    324,414
                                                                                          ------------
                                                                                          ------------

--------------

++ The cost for federal income tax purposes is $267,436.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.................  $   1,653
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................         15
    Accounting & Transfer Agent Fees....................................................         10
    Legal Fees..........................................................................          6
    Audit Fees..........................................................................          1
    Filing Fees.........................................................................         19
    Shareholders' Reports...............................................................         15
    Directors' Fees and Expenses........................................................          3
    Organization Costs..................................................................          4
    Other...............................................................................          1
                                                                                          ---------
        Total Expenses..................................................................         74
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      1,579
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Capital Gain Distributions Received from The DFA Investment Trust Company...........        750
    Net Realized Loss on Investment Securities..........................................       (249)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...........     51,375
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     51,876
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  53,455
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1998         1997
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $    1,579   $     5,113
    Capital Gain Distributions Received from The DFA Investment Trust Company..............          750         4,853
    Net Realized Loss on Investment Securities.............................................         (249)         (769)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............       51,375       (20,727)
                                                                                             ------------  -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations....................       53,455       (11,530)
                                                                                             ------------  -----------

Distributions From:
    Net Investment Income..................................................................       (6,203)       (4,258)
    Net Realized Gains.....................................................................       (3,528)       (2,442)
                                                                                             ------------  -----------
        Total Distributions................................................................       (9,731)       (6,700)
                                                                                             ------------  -----------
Capital Share Transactions (1):
    Shares Issued..........................................................................       23,507        73,599
    Shares Issued in Lieu of Cash Distributions............................................        9,731         6,700
    Shares Redeemed........................................................................      (35,366)      (21,622)
                                                                                             ------------  -----------
        Net Increase (Decrease) From Capital Share Transactions............................       (2,128)       58,677
                                                                                             ------------  -----------
        Total Increase.....................................................................       41,596        40,447
NET ASSETS
    Beginning of Period....................................................................      282,818       242,371
                                                                                             ------------  -----------
    End of Period..........................................................................   $  324,414   $   282,818
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................        1,919         6,101
    Shares Issued in Lieu of Cash Distributions............................................          895           569
    Shares Redeemed........................................................................       (2,835)       (1,790)
                                                                                             ------------  -----------
                                                                                                     (21)        4,880
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS          YEAR             YEAR            FEB. 3
                                                                    ENDED            ENDED            ENDED              TO
                                                                   MAY 31,          NOV. 30,         NOV. 30,         NOV. 30,
                                                                     1998             1997             1996             1995
                                                                  ----------       ----------       ----------       ----------
                                                                  (UNAUDITED)

Net Asset Value, Beginning of Period........................      $   11.57        $    12.39       $    10.81       $    10.00
                                                                  ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................           0.07              0.21             0.21             0.17
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................           2.05             (0.69)            1.38             0.84
                                                                  ----------       ----------       ----------       ----------
  Total from Investment Operations..........................           2.12             (0.48)            1.59             1.01
                                                                  ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income.....................................          (0.26)            (0.22)           (0.01)           (0.17)
  Net Realized Gains........................................          (0.15)            (0.12)              --            (0.03)
                                                                  ----------       ----------       ----------       ----------
  Total Distributions.......................................          (0.41)            (0.34)           (0.01)           (0.20)
                                                                  ----------       ----------       ----------       ----------

Net Asset Value, End of Period..............................      $   13.28        $    11.57       $    12.39       $    10.81
                                                                  ----------       ----------       ----------       ----------
                                                                  ----------       ----------       ----------       ----------
Total Return................................................          18.90%#           (3.91)%          14.76%           10.04%#

Net Assets, End of Period (thousands).......................      $ 324,414        $  282,818       $  242,371       $  146,952
  Ratio of Expenses to Average Net Assets (1)...............           0.35%*            0.38%            0.45%            0.51%*
  Ratio of Net Investment Income to Average Net Assets......           1.03%*            1.88%            2.03%            2.29%*
  Portfolio Turnover Rate...................................            N/A               N/A              N/A              N/A
  Average Commission Rate...................................            N/A               N/A              N/A              N/A
  Portfolio Turnover Rate of Master Fund Series.............          18.78%*           22.55%           12.23%            9.75%(a)
  Average Commission Rate of Master Fund Series.............      $  0.0167        $   0.0068       $   0.0112              N/A

--------------

*   Annualized

#   Non-Annualized

(1) Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series. N/A Refer to the respective Master Fund Series.

(a)  Master Fund Series Turnover calculated for the year ended November 30,
     1995.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA International Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 1998, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  58,869
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  58,869
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                   SHARES            VALUE+
                                                                ---------    --------------
JAPAN -- (21.4%)
COMMON STOCKS -- (21.4%)
  Aichi Bank, Ltd...........................................       10,500    $      568,325
  Aisin Seiki Co., Ltd......................................      137,000         1,270,486
  Amada Co., Ltd............................................      376,000         1,899,469
  Amano Corp................................................      115,000         1,034,929
  #Aomori Bank, Ltd.........................................      170,000           668,639
  Aoyama Trading Co., Ltd...................................       41,100         1,005,513
  #Asahi Denka Kogyo KK.....................................       42,000           152,463
  Asahi Glass Co., Ltd......................................      420,000         2,267,239
  #Ashikaga Bank, Ltd.......................................      808,000         1,195,395
  Autobacs Seven Co., Ltd...................................          700            21,319
  Awa Bank, Ltd.............................................      189,600           774,464
  Bandai Co., Ltd...........................................       60,000           870,349
  Bank of Ikeda, Ltd........................................       13,000           516,003
  Bank of Iwate, Ltd........................................       18,590           851,921
  #Bank of Kinki, Ltd.......................................      234,000           663,674
  Bank of Kyoto, Ltd........................................      347,400         1,629,632
  Bank of Nagoya, Ltd.......................................      185,000           750,334
  Bank of Saga, Ltd.........................................      215,000           674,954
  Bank of Yokohama, Ltd.....................................      978,000         2,385,624
  #Best Denki Co., Ltd......................................      153,000           850,215
  CMK Corp..................................................       38,000           455,238
  Canon Sales Co., Inc......................................      124,900         1,658,543
  Casio Computer Co., Ltd...................................      185,000         1,722,296
  Central Glass Co., Ltd....................................      179,000           311,327
  Chiba Bank, Ltd...........................................      941,000         3,347,980
  #Chichibu Onoda Cement Corp...............................      746,000         1,125,205
  #Chiyoda Fire and Marine Insurance Co., Ltd...............      444,150         1,625,115
  Chudenko Corp.............................................       82,000         1,692,491
  #Chugai Pharmaceutical Co., Ltd...........................      114,000           658,175
  Chugoku Bank, Ltd.........................................      199,000         2,544,856
  Chukyo Coca-Cola Bottling Co., Ltd........................       35,000           275,322
  Chukyo Sogo Bank, Ltd.....................................      107,000           316,602
  Citizen Watch Co., Ltd....................................      317,000         2,422,711
  Cosmo Oil Co., Ltd........................................      764,000         1,240,573
  Dai Tokyo Fire & Marine Insurance Co., Ltd................      529,000         1,775,231
  Daicel Chemical Industries, Ltd...........................      485,000           829,538
  Daikin Industries, Ltd....................................      218,000         1,301,093
  #Dainippon Pharmaceutical Co., Ltd........................      203,000           669,512
  #Daio Paper Corp..........................................      128,750           627,187
  #Daisan Bank, Ltd.........................................      138,000           478,043
  #Daishi Bank, Ltd.........................................      350,000         1,053,296
  Daito Trust Construction Co., Ltd.........................      180,784         1,290,335
  #Daiwa Bank, Ltd..........................................      726,000         1,414,643
  Daiwa House Industry Co., Ltd.............................      655,000         5,100,457
  Daiwa Kosho Lease Co., Ltd................................      193,000           786,959
  Daiwa Securities Co., Ltd.................................    1,673,000         6,362,868
  Denki Kagaku Kogyo KK.....................................      469,000           727,709
  Dowa Fire & Marine Insurance Co., Ltd.....................      383,000         1,136,023
  Ehime Bank, Ltd...........................................      143,000           508,779
  Eighteenth Bank, Ltd......................................      226,000         1,242,824
  Ezaki Glico Co., Ltd......................................      174,600           875,740
  Fuji Fire & Marine Insurance Co., Ltd.....................      353,000           810,118
  Fuji Oil Co., Ltd.........................................       73,000           316,624

                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Fuji Photo Film Co., Ltd..................................      400,000    $   13,538,769
  Fujisawa Pharmaceutical Co., Ltd..........................      220,000         2,064,013
  #Fukui Bank, Ltd..........................................      343,000           787,168
  #Fukuoka City Bank, Ltd...................................      264,532           952,632
  *#Fukutoku Bank, Ltd......................................       27,000            39,945
  #Fukuyama Transporting Co., Ltd...........................      266,000         1,044,304
  Furukawa Co., Ltd.........................................      165,000           235,774
  Futaba Corp...............................................       16,000           645,473
  Futaba Industrial Co., Ltd................................       86,100           960,636
  Hanshin Electric Railway Co., Ltd.........................      141,000           418,222
  Higo Bank, Ltd............................................      308,000         1,418,136
  #Hino Motors, Ltd.........................................      398,000         1,160,408
  #Hiroshima Bank, Ltd......................................      575,000         1,468,985
  Hiroshima-Sogo Bank, Ltd..................................      136,000           529,022
  Hitachi Construction Machinery Co., Ltd...................       64,000           196,298
  #Hitachi Maxell, Ltd......................................       96,000         1,981,452
  Hitachi Metals, Ltd.......................................      360,000         1,350,990
  #Hitachi Transport System, Ltd............................      138,000         1,055,678
  Hitachi, Ltd..............................................    3,691,000        24,319,866
  Hokuetsu Bank.............................................      275,330           755,064
  #Hokuetsu Paper Mills, Ltd................................      162,000           759,932
  #Hokuriku Bank, Ltd.......................................      891,000         1,286,039
  #House Foods Corp.........................................      115,000         1,585,176
  Hyakugo Bank, Ltd. (105th Bank)...........................      258,000         1,061,307
  Hyakujishi Bank, Ltd......................................      314,000         1,389,110
  Inax Corp.................................................      309,000         1,048,100
  Itochu Corp...............................................    1,198,000         2,697,477
  Itoham Foods, Inc.........................................      284,000         1,250,243
  Izumiya Co., Ltd..........................................      151,000           773,716
  Japan Airport Terminal Co., Ltd...........................        9,000            50,987
  #Japan Pulp and Paper Co., Ltd............................      119,000           321,192
  Japan Wool Textile Co., Ltd...............................       42,000           175,802
  Joyo Bank, Ltd............................................       19,000            67,463
  Jsr Corp., Tokyo..........................................      150,000           686,320
  Juroku Bank, Ltd..........................................      349,000         1,282,005
  Kagawa Bank, Ltd..........................................       61,650           274,959
  Kagoshima Bank, Ltd.......................................      262,000         1,115,577
  #Kajima Corp..............................................      826,000         2,217,529
  Kamigumi Co., Ltd.........................................      357,000         1,360,343
  Kandenko Co., Ltd.........................................      266,000         1,528,062
  Kaneka Corp...............................................      344,000         1,849,529
  Kansai Paint Co., Ltd., Osaka.............................      108,000           250,193
  Katokichi Co., Ltd........................................       72,000           801,761
  Kawasaki Steel Corp.......................................      500,000           801,068
  #Keiyo Co., Ltd...........................................       35,000           126,294
  Kikkoman Corp.............................................      256,000         1,250,763
  Kinden Corp...............................................       67,000           809,909
  Kirin Brewery Co., Ltd....................................      247,000         2,297,715
  Kissei Pharmaceutical Co., Ltd............................       40,000           506,621
  Koa Fire & Marine Insurance Co., Ltd......................       45,000           175,694
  #Kobe Steel, Ltd..........................................    2,632,000         2,013,437
  Koito Manufacturing Co., Ltd..............................      146,000           705,950
  #Kokusai Denshin Denwa Co., Ltd...........................       48,400         1,711,543
  Kokusai Securities Co., Ltd...............................      330,000         3,036,480
  Komatsu, Ltd..............................................    1,279,000         5,353,587
  #Komori Corp..............................................       74,000         1,367,156
  Konica Corp...............................................       66,000           299,599

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Koyo Seiko Co.............................................      198,000    $      708,750
  Kureha Chemical Industry Co., Ltd.........................      263,000           603,572
  Lion Corp.................................................      311,000         1,032,439
  #Long Term Credit Bank of Japan, Ltd......................    2,895,000         4,199,436
  Makita Corp...............................................      209,000         2,254,934
  Marubeni Corp.............................................    1,942,000         3,924,222
  Maruichi Steel Tube, Ltd..................................      117,000         1,562,082
  Matsushita Electric Industrial Co., Ltd...................    1,933,000        30,271,779
  #Matsushita Electric Works, Ltd...........................      286,000         2,392,191
  Matsushita Refrigeration Co...............................      222,000           797,864
  Matsushita Seiko Co., Ltd.................................      179,000           640,739
  Matsuzakaya Co., Ltd......................................       30,000           125,573
  *#Mazda Motor Corp........................................      828,000         2,772,648
  Meija Seika Kaisha, Ltd. Tokyo............................      366,000         1,167,481
  Michimen Corp.............................................      359,000           466,351
  Michinoku Bank, Ltd.......................................      187,000           946,032
  Mitsubishi Cable Industries, Ltd..........................       29,000            55,461
  #Mitsubishi Chemical Corp.................................    2,129,000         3,810,427
  Mitsubishi Electric Corp..................................    1,683,000         3,983,862
  Mitsubishi Gas Chemical Co., Inc..........................      548,000         1,388,142
  #Mitsubishi Materials Corp................................      975,000         1,899,830
  Mitsubishi Motors Corp....................................      866,000         2,243,669
  Mitsubishi Oil Co., Ltd...................................      590,000           787,717
  Mitsui Chemicals, Inc.....................................    1,030,800         2,670,639
  *#Mitsui Engineering and Shipbuilding Co., Ltd............      781,000           608,725
  #Mitsui Trust & Banking Co., Ltd..........................    1,030,000         2,415,833
  #Mori Seiki Co., Ltd......................................      121,000         1,423,375
  Musashino Bank, Ltd.......................................       26,000           928,806
  #NCR Japan, Ltd...........................................       53,000           228,730
  #NGK Spark Plug Co., Ltd..................................      201,000         1,597,091
  NHK Spring Co., Ltd.......................................      315,000           820,662
  NKK Corp..................................................    2,612,000         2,224,342
  NOK Corp..................................................      149,000           655,938
  NSK, Ltd..................................................      467,000         1,685,129
  NTN Corp..................................................      398,000         1,071,367
  Nanto Bank, Ltd...........................................      288,000         1,195,107
  National House Industrial Co., Ltd........................       95,000           754,159
  Nichicon Corp.............................................      100,000         1,086,854
  Nichirei Corp.............................................      366,000           763,353
  Nifco, Inc................................................       45,000           325,732
  Nihon Unisys, Ltd.........................................       41,000           248,548
  #Nikko Securities Co., Ltd................................    1,910,000         6,009,886
  *Nippon Credit Bank, Ltd..................................    1,683,000         1,627,554
  Nippon Flour Mills Co., Ltd...............................       21,000            46,527
  #Nippon Light Metal Co., Ltd..............................      525,000           602,425
  Nippon Meat Packers, Inc., Osaka..........................      170,000         2,189,946
  #Nippon Oil Co., Ltd......................................    1,598,000         4,958,971
  Nippon Sanso Corp.........................................      367,000         1,162,725
  Nippon Sheet Glass Co., Ltd...............................      567,000           916,595
  Nippon Shokubai Co., Ltd..................................      163,000           851,672
  *Nippon Suisan Kaisha, Ltd................................       49,000            57,641
  Nishi-Nippon Bank, Ltd....................................       23,540            86,471
  Nishimatsu Construction Co., Ltd..........................      359,000         1,619,276
  Nissan Shatai Co., Ltd....................................      158,000           342,078
  #Nissei Sangyo Co., Ltd...................................      110,050         1,045,977
  Nisshin Flour Milling Co., Ltd............................       89,000           585,133
  Nisshin Steel Co., Ltd....................................    1,318,000         1,750,167
  Nisshinbo Industries, Inc.................................      305,000         1,281,059
  Nissho Iwai Corp..........................................      544,000         1,060,008
  Ogaki Kyoritsu Bank, Ltd..................................       50,000           210,731
  Ohbayashi Corp............................................      499,000         1,854,617
  Oita Bank, Ltd............................................      145,000           668,675
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Oji Paper Co., Ltd........................................      275,000    $    1,161,007
  Okamura Corp..............................................       44,000           133,367
  #Oki Electric Industry Co., Ltd...........................      740,000         1,602,136
  Okumura Corp..............................................      322,000         1,010,861
  Olympus Optical Co., Ltd..................................      343,000         3,230,361
  #Penta-Ocean Construction Co., Ltd........................      438,000           916,682
  Pioneer Electronic........................................      182,000         3,546,349
  #Q.P. Corp................................................      168,000         1,186,966
  Royal Co., Ltd............................................       41,000           628,766
  Ryosan Co., Ltd...........................................       53,000           841,482
  Ryoyo Electro Corp........................................       26,000           313,355
  #Sakura Bank, Ltd.........................................      758,000         2,248,316
  San In Godo Bank, Ltd.....................................      222,000         1,342,590
  Sanki Engineering Co., Ltd................................      109,000           711,904
  Sanyo Electric............................................    2,536,000         7,265,845
  Sanyo Shokai, Ltd.........................................       77,000           255,620
  Sapporo Breweries, Ltd....................................       33,000           125,032
  #Seino Transportation Co., Ltd............................      197,000           983,827
  #Sekisui Chemical Co., Ltd................................      557,000         2,797,762
  #Seksui House.............................................      928,000         6,864,647
  Sharp Corp. Osaka.........................................      460,000         3,462,490
  #Shiga Bank, Ltd..........................................      268,000         1,063,760
  Shimachu Co., Ltd.........................................       20,200           328,005
  Shimadzu Corp.............................................      181,000           581,279
  Shimizu Bank, Ltd.........................................        8,400           383,733
  #Shimizu Corp.............................................      997,000         2,734,167
  #Shinwa Bank, Ltd.........................................      157,000           373,904
  Shionogi & Co., Ltd.......................................      455,000         2,272,290
  Showa Electric Wire & Cable Co., Ltd., Kawasaki...........      152,000           246,816
  Showa Shell Sekiyu KK.....................................       75,000           340,454
  Snow Brand Milk Products Co., Ltd.........................      419,000         1,294,208
  Stanley Electric Co., Ltd.................................      246,000           841,511
  Sumitomo Corp.............................................      918,000         4,856,160
  Sumitomo For..............................................      136,000           764,580
  #Sumitomo Metal Industries, Ltd. Osaka....................    1,481,000         2,297,946
  Sumitomo Metal Mining Co., Ltd............................      313,000         1,328,214
  Sumitomo Osaka Cement Co., Ltd............................      594,000           775,910
  Sumitomo Realty & Development Co., Ltd....................      488,000         2,292,700
  #Sumitomo Warehouse Co., Ltd..............................       67,000           260,138
  #Suruga Bank, Ltd.........................................      256,000         1,237,830
  TEC Corp..................................................      345,000           898,820
  TOC Co., Ltd..............................................       66,950           579,800
  Tadano, Ltd...............................................       30,000            80,107
  #Taisei Corp..............................................    1,325,000         2,581,820
  Takara Standard Co., Ltd..................................      175,000           949,735
  Takashimaya Co., Ltd......................................      206,000         1,453,960
  Tanabe Seiyaku Co., Ltd...................................      164,000           721,971
  Teijin, Ltd...............................................      917,000         2,766,254
  Teikoku Oil Co., Ltd......................................      346,000         1,061,235
  Toagosei Co., Ltd.........................................      353,000           598,672
  #Toda Corp................................................      418,000         1,484,184
  Toho Bank, Ltd............................................      236,000           877,133
  Tokuyama Corp.............................................      248,000           705,171
  *Tokyo Sowa Bank..........................................      199,000           489,727
  Tokyo Steel Manufacturing Co., Ltd........................      202,800           930,832
  Tokyo Style Co., Ltd......................................      133,000         1,294,822
  #Tokyo Tomin Bank, Ltd....................................       30,900           898,690
  #Tokyu Department Store Co., Ltd..........................      329,000           448,750
  Tostem Corp...............................................      188,000         2,409,612
  Toto, Ltd.................................................      247,000         1,632,822
  Towa Bank, Ltd............................................      102,000           412,225
  Toyo Seikan Kaisha, Ltd...................................      287,600         3,405,994

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Toyo Suisan Kaisha, Ltd...................................      116,000    $      686,465
  Toyo Trust & Banking Co., Ltd.............................      715,000         3,741,023
  Toyobo Co., Ltd...........................................      468,000           634,965
  #Toyoda Machine Works, Ltd................................      122,000         1,098,805
  Toyota Auto Body Co., Ltd.................................       86,000           483,484
  Toyota Tsusho Corp........................................      314,000           974,416
  #Uniden Corp..............................................       12,000           124,707
  Unisia Jecs Corp..........................................      130,000           276,765
  Victor Co. of Japan, Ltd..................................      246,000         1,917,367
  Wacoal Corp...............................................      149,000         1,505,430
  Yakult Honsha Co., Ltd....................................      228,000         1,143,579
  Yamagata Bank, Ltd........................................      153,700           644,461
  Yamaguchi Bank............................................      133,000         1,627,885
  Yamatake-Honeywell Co., Ltd...............................       87,000           879,010
  Yamato Kogyo Co., Ltd.....................................      123,000           954,245
  #Yasuda Trust & Banking Co., Ltd..........................    1,434,000         1,800,714
  Yodogawa Steel Works, Ltd.................................      296,000         1,330,841
  Yokogawa Electric Corp....................................      337,000         1,741,363
  Yokohama Rubber Co., Ltd..................................      404,000           871,764
  Zexel Corp................................................       60,000           126,872
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $612,223,206).......................................                    397,783,025
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Japanese Yen (Cost $115,990).............................                        112,396
                                                                             --------------
TOTAL -- JAPAN
  (Cost $612,339,196).......................................                    397,895,421
                                                                             --------------
UNITED KINGDOM -- (21.2%)
COMMON STOCKS -- (21.2%)
  ASDA Group P.L.C..........................................    1,719,300         5,102,697
  Abbey National P.L.C......................................      390,000         6,951,227
  Aggreko P.L.C.............................................       32,000           113,236
  Allied Domecq P.L.C.......................................      140,000         1,393,768
  Anglian Water P.L.C.......................................      156,800         2,218,157
  Antofagasta Holdings P.L.C................................       38,000           187,450
  Arcadia Group P.L.C.......................................       57,588           441,374
  Arjo Wiggins Appleton P.L.C...............................      659,100         2,644,010
  Associated British Foods P.L.C............................      733,200         6,695,565
  Associated British Ports Holdings P.L.C...................      369,200         2,125,265
  BAA P.L.C.................................................    1,015,718        12,116,138
  BG P.L.C..................................................    2,574,617        13,256,618
  BICC P.L.C................................................      134,750           365,864
  Barclays P.L.C............................................      644,025        17,160,562
  Bardon Group P.L.C........................................    1,015,384         1,229,429
  Barratt Developments P.L.C................................      222,000         1,169,317
  Bass P.L.C................................................      600,000        11,007,292
  Beazer Group P.L.C........................................      157,257           592,378
  Berkeley Group P.L.C......................................       78,622           994,907
  Booker P.L.C..............................................      215,000         1,037,784
  British Airways P.L.C.....................................      135,000         1,427,646
  British Land Co. P.L.C....................................      456,746         4,994,020
  British Steel P.L.C.......................................    1,575,000         3,891,078
  British Telecommunications P.L.C..........................    2,400,000        25,008,569
  British Vita P.L.C........................................      212,300         1,168,424
  Brixton Estate P.L.C......................................      224,700           839,103
  Bryant Group P.L.C........................................      227,022           472,014
  Burford Holdings P.L.C....................................      337,000           629,234
  *Cairn Energy P.L.C.......................................       41,350           214,090
  Capital Shopping Centres P.L.C............................      381,375         2,652,455
  *Centrica P.L.C...........................................    2,662,900         4,277,281
  Chelsfield P.L.C..........................................      229,019         1,305,255
  Christies International P.L.C.............................       41,000           259,413
  Coats Viyella P.L.C.......................................      674,730         1,006,764
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Commercial Union P.L.C....................................      658,591    $   11,953,296
  Courtaulds P.L.C..........................................       40,000           305,269
  Debenhams P.L.C...........................................      115,175           755,024
  *Delta P.L.C..............................................      143,000           769,532
  Diageo P.L.C..............................................       73,440           829,333
  Elementis P.L.C...........................................      592,800         1,711,032
  English China Clays P.L.C.................................      249,062         1,045,831
  First Leisure Corp. P.L.C.................................      127,900           839,485
  General Accident P.L.C....................................      464,500        10,612,082
  Grantchester Holdings P.L.C...............................       12,930            42,065
  Great Portland Estates P.L.C..............................      197,275           826,765
  Great Universal Stores P.L.C..............................      814,600        11,563,516
  Greenalls Group P.L.C.....................................      283,846         2,291,209
  Greene King P.L.C.........................................       59,000           697,536
  Guardian Royal Exchange P.L.C.............................      835,867         5,288,664
  Hambros P.L.C.............................................      107,954           523,724
  Hanson P.L.C..............................................      624,950         3,671,352
  Hardy Oil & Gas P.L.C.....................................       74,000           315,559
  Hillsdown Holdings P.L.C..................................      483,562         1,443,045
  House of Fraser P.L.C.....................................      140,000           426,920
  Hyder P.L.C...............................................       81,947         1,310,928
  Imperial Chemical Industries P.L.C........................      637,700        12,073,283
  Inchcape P.L.C............................................      508,000         1,851,476
  Ladbroke Group P.L.C......................................      954,288         5,384,338
  Laird Group P.L.C.........................................       92,400           665,242
  Lasmo P.L.C...............................................      613,035         2,899,079
  Lex Service P.L.C.........................................      109,433         1,046,630
  London & Manchester Group P.L.C...........................      102,732           904,641
  *Lonrho Africa P.L.C......................................      191,588           231,195
  Lonrho P.L.C..............................................      191,588           937,276
  Mersey Docks & Harbour Co. P.L.C..........................       37,610           378,719
  Meyer International P.L.C.................................      102,281           730,543
  *Millennium and Copthorne Hotels P.L.C....................       46,000           435,824
  Mirror Group P.L.C........................................      403,000         1,633,083
  National Westminster Bank P.L.C...........................    1,159,229        21,153,199
  Peel Holdings P.L.C.......................................       32,500           378,936
  Persimmon P.L.C...........................................      162,000           632,699
  Pilkington P.L.C..........................................      995,666         2,402,991
  Pillar Property Investments P.L.C.........................       25,000           138,610
  Powell Duffryn P.L.C......................................       47,037           477,097
  Powergen P.L.C............................................      443,177         5,593,645
  Premier Consolidated Oilfields P.L.C......................      988,414           757,554
  RMC Group P.L.C...........................................      223,000         4,200,138
  Racal Electronics P.L.C...................................      274,000         1,691,193
  Rank Group P.L.C..........................................      775,882         4,516,902
  Rio Tinto P.L.C...........................................      118,000         1,473,004
  Rolls-Royce P.L.C.........................................      314,950         1,498,405
  Royal & Sun Alliance Insurance Group, Inc. P.L.C..........    1,486,241        15,741,464
  Rugby Group P.L.C.........................................      417,000           962,209
  Safeway P.L.C.............................................      726,277         4,408,732
  Sainsbury (J.) P.L.C......................................      949,250         7,499,825
  Scottish & Newcastle P.L.C................................      117,600         1,649,235
  Scottish Hydro-Electric P.L.C.............................      374,000         3,427,557
  Sears P.L.C...............................................    1,466,100         1,524,125
  Severn Trent P.L.C........................................      210,597         3,393,016
  Shell Transport & Trading Co., P.L.C......................    2,222,545        16,400,077
  Slough Estates P.L.C......................................      376,100         2,321,378
  Smith (David S.) Holdings P.L.C...........................      298,000         1,224,598
  *Somerfield P.L.C.........................................      165,142         1,067,769
  South West Water P.L.C....................................       41,653           652,070
  Stakis P.L.C..............................................      733,194         1,697,790
  Storehouse P.L.C..........................................      410,990         1,869,873
  Tarmac P.L.C..............................................      894,395         1,826,770

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Tate & Lyle P.L.C.........................................       70,000    $      568,465
  Taylor Woodrow P.L.C......................................      382,652         1,428,947
  *Telewest Communications P.L.C............................      715,000         1,195,107
  Tesco P.L.C...............................................    1,423,428        12,488,047
  Thames Water P.L.C........................................      172,311         2,794,438
  Thistle Hotels P.L.C......................................      306,000           985,520
  Thorn P.L.C...............................................      108,807           362,850
  Unigate P.L.C.............................................      229,400         2,487,664
  Unilever P.L.C............................................    1,700,000        18,643,093
  United Assurance Group P.L.C..............................      331,000         3,297,964
  United Biscuits Holdings P.L.C............................      508,963         2,176,599
  United Utilities P.L.C....................................      265,595         3,594,800
  Vaux Group P.L.C..........................................       87,094           412,583
  Wessex Water P.L.C........................................       92,021           694,025
  Whitbread P.L.C...........................................      469,600         7,588,894
  Wilson Bowden P.L.C.......................................       89,200         1,021,125
  Wimpey (George) P.L.C.....................................      236,750           505,752
  Yorkshire Water P.L.C.....................................      156,752         1,179,673
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $247,473,608).......................................                    393,348,287
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $191,442)...................                        192,003
                                                                             --------------
TOTAL -- UNITED KINGDOM
  (Cost $247,665,050).......................................                    393,540,290
                                                                             --------------
GERMANY -- (11.1%)
COMMON STOCKS -- (11.0%)
  *AGIV AG fuer Industrie & Verkehrswesen...................       57,800         1,621,055
  *Ava Allgemeine Handelsgesellschaft der Verbraucher AG,
    Bielefeld...............................................        3,700         1,411,271
  #BASF AG..................................................      624,100        29,055,750
  #BHF Bank AG..............................................      109,700         4,504,198
  BHW Holding AG, Berlin....................................       73,200         1,334,425
  Bankgesellschaft Berlin AG................................      222,000         5,429,243
  Bayer AG..................................................      135,800         6,497,535
  #Bayerische Hypotheken und Wechselbank AG.................      240,000        15,117,877
  Bayerische Vereinsbank AG.................................      180,000        15,094,318
  Berliner Kraft & Licht Bewag AG...........................       88,800         4,159,099
  Bilfinger & Berger Bau AG, Mannheim.......................       45,700         1,743,111
  #Commerzbank AG...........................................      359,450        14,577,283
  DBV-Winterthur Holding AG, Wiesbaden......................        4,400         1,912,732
  *Deutsche Babcock AG, Oberhausen..........................        2,500           174,586
  #Deutsche Bank AG.........................................      293,000        25,244,028
  *Deutsche Hypothekenbank Frankfurt AG.....................          300           173,324
  #Deutsche Lufthansa AG....................................      305,250         7,636,429
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa..........       45,700         3,660,532
  *#Deutsche Telekom AG.....................................      313,200         8,406,273
  #Dresdner Bank AG, Frankfurt..............................      315,000        17,721,941
  Dyckerhoff AG.............................................        2,275           829,458
  *Energie Baden-Wuerttemberg AG............................        8,231           332,418
  FPB Holding AG............................................        3,100           542,520
  Fag Kugelfischer Georg Schaeffer AG.......................       53,350           896,254
  Heidelberger Zement AG, Heidelberg........................       18,100         1,817,320
  Hochtief AG...............................................       77,400         3,560,038
  *Holzmann (Philipp) AG....................................        6,200         1,714,504
  IVG Holding AG............................................        5,500           229,991
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Karstadt AG...............................................        8,350    $    4,367,522
  Lahmeyer AG, Frankfurt....................................       38,500         1,846,404
  #Linde AG.................................................        4,600         3,405,898
  Man AG, Muechen...........................................       14,000         5,575,530
  Merck KGAA................................................       45,400         1,759,680
  *PWA Papierwerke Waldhof-Aschaffenburg AG.................        3,150           565,406
  Ruetgerswerke AG..........................................          467            78,061
  *Schmalbach-Lubeca AG.....................................        1,370           365,786
  Siemens AG................................................       65,500         4,232,467
  Thuega AG.................................................          267            79,675
  Thyssen Industrie AG Essen................................        2,500           613,505
  Vereins & Westbank AG.....................................        5,446         1,557,929
  Viag AG...................................................        1,000           560,919
  Volkswagen AG.............................................        5,000         4,058,246
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $124,585,451).......................................                    204,464,541
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *German Marks (Cost $2,740,663)...........................                      2,757,135
                                                                             --------------
TOTAL -- GERMANY
  (Cost $127,326,114).......................................                    207,221,676
                                                                             --------------
FRANCE -- (9.4%)
COMMON STOCKS -- (9.1%)
  #AGF (Assurances Generales de France SA)..................       41,214         2,541,961
  AXA-UAP...................................................       25,000         2,845,672
  Accor SA..................................................        4,000         1,097,151
  Banque Nationale de Paris.................................      191,044        16,317,439
  Bongrain SA...............................................        1,463           744,611
  Bouygues..................................................       10,000         1,808,527
  CPR (Cie Parisienne de Reescompte)........................       16,385         1,369,349
  *Centrale du Groupe des Assurances Nationales SA..........      106,860         3,156,090
  Christian Dior SA.........................................       25,700         3,556,814
  Ciments Vicat.............................................          800            84,910
  *#Club Mediterranee SA....................................        8,000           784,921
  Colas SA..................................................        4,370           850,952
  Credit Commercial de France...............................       43,891         3,346,790
  *Credit National..........................................        8,144           597,585
  ECIA (Equipements et Composants pour l'Industrie
    Automobile).............................................        3,000           957,750
  Elf Aquitaine.............................................      140,000        19,445,842
  Eridania Beghin-Say SA....................................       18,900         4,138,384
  Esso SA...................................................        8,476           844,374
  *Euro Disney SCA..........................................      551,700           968,255
  Fromageries Bel la Vache qui Rit..........................          225           204,964
  GTM Entrepose.............................................       21,077         1,965,806
  Groupe Danone.............................................       42,500        11,444,114
  Imetal....................................................        8,000         1,123,225
  LaFarge SA................................................       68,857         6,986,095
  *LaFarge SA Em 98.........................................        5,738           585,043
  Labinal SA................................................        3,200         1,230,199
  Lyonnais des Eaux SA......................................       57,442         9,802,864
  Paribas...................................................       90,572         9,234,672
  Pechiney SA Series A......................................       49,075         2,497,729
  Pernod-Ricard.............................................       34,300         2,542,070
  Peugeot SA................................................       36,550         7,141,667
  #Rallye SA................................................       14,220           738,480
  Remy Cointreau SA.........................................       27,400           616,444
  #Rhone-Poulenc SA Series A................................      176,126         9,773,705
  #Saint-Gobain.............................................       64,336        12,689,186
  Societe Generale Paris....................................       68,532        13,574,050

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Sommer-Allibert SA........................................       13,500    $      700,637
  Sophia SA.................................................        7,700           355,220
  Thomson-CSF...............................................       87,203         3,527,317
  Total SA..................................................       40,000         4,967,599
  Union Assurances Federales SA.............................          900           130,124
  *Usinor...................................................      148,300         2,481,264
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $103,196,775).......................................                    169,769,851
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.3%)
  *French Francs (Cost $4,765,239)..........................                      4,797,437
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants 06/15/00
    (Cost $180,303).........................................       41,214           198,397
                                                                             --------------
TOTAL -- FRANCE
  (Cost $108,142,317).......................................                    174,765,685
                                                                             --------------
SWITZERLAND -- (8.3%)
COMMON STOCKS -- (7.9%)
  #Ascom Holding AG, Bern...................................          600         1,225,459
  *Baloise-Holding, Basel...................................        8,787        20,947,888
  Banca del Gotthard........................................        4,550         3,452,588
  Banque Cantonale Vaudois..................................        5,795         2,480,834
  Bobst SA, Prilly..........................................        2,553         4,834,475
  Credit Suisse Holding, Zuerich (Namen)....................       15,000         3,307,115
  Danzas Holding AG.........................................        7,260         2,076,909
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg..............................................        3,173           589,051
  *Financiere Richemont AG Units -A-........................        6,943         9,949,897
  Fischer (Georg) AG, Schaffhausen (Namen)..................       12,987         5,709,035
  #Forbo Holding AG, Eglisau................................        6,081         3,475,139
  Helvetia Patria Holding, St. Gallen.......................        3,680         4,529,598
  Holderbank Financiere Glarus AG, Glarus...................          900         1,152,824
  Intershop Holding AG, Zuerich.............................        5,380         3,103,643
  Jelmoli Holding AG, Zuerich...............................          500           608,671
  Julius Baer Holding AG, Zuerich...........................          500         1,443,904
  Oerlikon-Buehrle Holding AG, Zuerich......................       44,781         9,085,640
  Pargesa Holding SA, Geneve................................        1,935         3,454,820
  Roche Holding AG, Basel...................................          892        14,779,898
  #SBG (Schweizerische Bankgesellschaft)....................        5,658         9,528,023
  SBV (Schweizerischer Bankverein) (Namen)..................       12,000         4,341,857
  #Sairgroup, Zuerich.......................................       35,640        10,918,837
  *Saurer AG, Arbon.........................................        1,500         1,694,136
  #Schindler Holding AG, Hergiswil..........................        3,439         6,047,084
  Schweizerische National Versicherungs Gesellschaft,
    Basel...................................................        1,606         3,855,799
  #Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall..................................        8,066         7,664,345
  Sulzer AG, Winterthur.....................................        6,000         5,141,246
  #UBS (Union Bank of Switzerland)..........................        4,275         1,439,812
  Von Roll Holding AG, Gerlafingen..........................       15,045           513,835
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $99,152,492)........................................                    147,352,362
                                                                             --------------
                                                                   SHARES            VALUE+
                                                                ---------    --------------

INVESTMENT IN
  CURRENCY -- (0.4%)
  *Swiss Francs (Cost $7,942,502)...........................                 $    7,954,817
                                                                             --------------
TOTAL -- SWITZERLAND
  (Cost $107,094,994).......................................                    155,307,179
                                                                             --------------
NETHERLANDS -- (6.8%)
COMMON STOCKS -- (6.8%)
  ABN Amro Holding NV.......................................    1,252,433        30,358,914
  Bijenkorf Beheer KBB NV, Amsterdam........................       10,508           767,278
  DSM NV....................................................       38,851         3,935,257
  #Fortis Amev NV...........................................      270,197        16,219,244
  Hollandsche Beton Groep NV................................       30,360           643,745
  Ing Groep NV..............................................      723,113        49,705,291
  KLM (Koninklijke Luchtvaart Mij NV).......................       76,540         3,032,524
  Koninklijke Hoogovens NV..................................       33,566         1,530,375
  Koninklijke KNP BT........................................       97,300         2,833,162
  Nationale Investeringsbank NV Series A....................        9,185         1,216,084
  Pakhoed NV................................................       37,037         1,327,306
  Philips Electronics NV....................................      110,000        10,462,998
  Stad Rotterdam............................................       39,899         3,485,314
  Stork NV..................................................       27,615         1,003,392
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $58,703,481)........................................                    126,520,884
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $83,252).......................                         83,692
                                                                             --------------
TOTAL -- NETHERLANDS
  (Cost $58,786,733)........................................                    126,604,576
                                                                             --------------
ITALY -- (5.9%)
COMMON STOCKS -- (5.9%)
  Banca Commerciale Italiana SpA............................    3,765,000        22,245,387
  *Banca di Roma............................................    7,168,500        14,791,558
  *CIR SpA (Cie Industriale Riunite), Torino................      885,000         1,151,084
  #Cartiere Burgo SpA.......................................      235,000         2,078,722
  Cia Assicuratrice Unipol SpA..............................      116,134           571,812
  Credito Italiano..........................................      550,000         3,069,643
  #Fiat SpA.................................................    3,967,399        17,772,898
  *#Finmeccanica SpA........................................    4,331,475         4,199,649
  #Ifil Finanziaria Partecipazioni SpA, Torino..............      907,000         4,718,795
  *#Ing C.Olivetti & C SpA, Ivrea...........................    4,300,000         6,327,128
  *#Istituto Bancario San Paolo Torino SpA..................    1,003,500        15,736,807
  #Italcementi Fabbriche Riunite Cemento SpA, Bergamo.......      364,000         3,782,342
  Italmobiliare SpA, Milano.................................       14,330           524,487
  Magneti Marelli SpA.......................................      700,000         1,783,071
  #Montedison SpA...........................................    5,375,000         7,434,682
  Sirti SpA.................................................       25,000           155,467
  #Toro Assicurazioni Cia Anonima d'Assicurazione di Torino
    SpA.....................................................      168,350         3,262,931
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $52,171,924)........................................                    109,606,463
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira (Cost $1,021,272)...........................                      1,014,432
                                                                             --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00 (Cost $0).............    2,406,375    $            0
                                                                             --------------
TOTAL -- ITALY
  (Cost $53,193,196)........................................                    110,620,895
                                                                             --------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Acerinox SA, Madrid.......................................       28,548         4,254,418
  Autopistas Concesionaria Espanola SA......................      364,300         5,886,484
  Autopistas del Mare Nostrum SA............................      168,100         3,438,320
  Banco Pastor SA, La Coruna................................        8,000           444,107
  Cementos Portland SA......................................        8,000           581,040
  Compania Espanola de Petroleos SA, Madrid.................      118,394         4,475,522
  Corporacion Mapfre Compania Internacional de Reaseguros
    SA, Majadah Onda........................................       16,800           649,506
  Cristaleria Espanola SA, Madrid...........................       31,852         3,222,774
  #DRACONSA (Dragados y Construcciones SA)..................      144,689         4,513,313
  Ebro Agricolas Compania de Alimentacion SA................      111,600         2,787,879
  FESCA (Fuerzas Electricas de Cataluna SA) Series A........      180,000         1,939,001
  #Hidroelectrica del Cantabrico SA, Oviedo.................       88,200         4,138,519
  Iberdrola SA..............................................      535,000         8,839,175
  Metrovacesa (Inmobiliaria Metropolitana Vasco Central)....       42,840         2,550,893
  Portland Valderrivas SA...................................          928           117,445
  Sevillana de Electricidad SA..............................      210,000         2,442,586
  Union Electrica Fenosa SA.................................      230,000         2,857,615
  Uralita SA................................................       24,500           336,781
  Vallehermoso SA...........................................       80,000         3,077,024
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $39,986,204)........................................                     56,552,402
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $390,190)...........................                        389,841
                                                                             --------------
TOTAL -- SPAIN
  (Cost $40,376,394)........................................                     56,942,243
                                                                             --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
  Assidomaen AB.............................................      100,300         3,189,238
  *Asticus AB...............................................       30,685           340,904
  Avesta Sheffield AB.......................................      210,100         1,234,157
  Diligentia AB.............................................       61,370           564,255
  Electrolux AB Series B....................................        8,900           886,485
  Gullspangs Kraft AB Series B..............................       22,800           366,853
  Kinnevik Industrifoervaltnings AB Series A................        3,200           118,504
  Kinnevik Industrifoervaltnings AB Series B................       55,000         2,012,213
  Mo Och Domsjoe AB Series A................................        6,300           202,734
  #Mo Och Domsjoe AB Series B...............................      109,200         3,444,342
  *Modern Times Group AB Series A...........................        3,200            35,756
  NCC AB Series A...........................................       45,400           550,765
  NCC AB Series B...........................................       95,000         1,152,481
  SSAB Swedish Steel Series A...............................      124,300         2,420,626
  SSAB Swedish Steel Series B...............................       45,900           887,998
  Skandinaviska Enskilda Banken Series A....................      150,000         2,499,703
                                                                   SHARES            VALUE+
                                                                ---------    --------------

  Stora Kopparbergs Bergslags AB Series A...................      340,300    $    5,518,897
  Stora Kopparbergs Bergslags AB Series B...................       79,400         1,287,689
  Svenska Cellulosa AB Series A.............................       57,000         1,554,030
  Svenska Cellulosa AB Series B.............................      199,800         5,511,070
  Svenska Handelsbanken Series A............................       80,000         3,371,247
  #Svenska Kullagerfabriken AB Series A.....................       53,300         1,106,031
  Svenska Kullagerfabriken AB Series B......................       83,900         1,789,226
  Sydkraft AB Series C......................................        6,600           176,990
  Trelleborg AB Series B....................................      140,100         1,985,856
  Volvo AB Series A.........................................      136,500         4,314,143
  Volvo AB Series B.........................................      237,400         7,594,079
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $39,687,257)........................................                     54,116,272
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swedish Krona (Cost $505,150)............................                        502,707
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
  *Fastighets AB Balder Rights 06/17/98.....................       80,000            77,130
  *SSAB Swedish Steel Series B Redemption Rights 06/01/98...       33,300            25,514
                                                                             --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).................................................                        102,644
                                                                             --------------
TOTAL -- SWEDEN
  (Cost $40,192,407)........................................                     54,721,623
                                                                             --------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amcor, Ltd................................................      505,844         2,344,584
  Australian National Industries, Ltd.......................      575,169           348,009
  #Boral, Ltd...............................................      947,589         1,887,403
  *Burns, Philp & Co., Ltd..................................      424,307            45,180
  CSR, Ltd..................................................      842,897         2,476,081
  Email, Ltd................................................      219,554           430,431
  *FXF Trust................................................      176,912            27,702
  Fosters Brewing Group, Ltd................................    1,570,209         3,412,749
  GIO Australia Holdings, Ltd...............................      480,259         1,353,647
  George Weston Foods, Ltd..................................       65,489           344,560
  MIM Holdings..............................................    1,344,941           699,196
  News Corp., Ltd...........................................    1,164,255         7,182,933
  North, Ltd................................................      398,964           929,596
  Pacific Dunlop, Ltd.......................................      756,467         1,369,321
  Pioneer International, Ltd................................      658,231         1,754,266
  Publishing and Broadcasting, Ltd..........................      176,912           839,932
  Qantas Airways, Ltd.......................................      866,929         1,341,214
  Rio Tinto, Ltd............................................      481,023         5,798,006
  Stockland Trust Group.....................................      146,873           356,017
  *Stockland Trust Group Issue 98...........................        4,958            11,614
  Suncorp Metway Limited....................................       35,000           190,724
  WMC, Ltd..................................................      844,189         2,643,790
  #Westpac Banking Corp.....................................    1,299,377         8,586,281
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $46,435,914)........................................                     44,373,236
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Australian Dollar (Cost $426,444)........................                        414,991
                                                                             --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. (Cost $5,879)......................        1,759    $        2,809
                                                                             --------------
TOTAL -- AUSTRALIA
  (Cost $46,868,237)........................................                     44,791,036
                                                                             --------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.7%)
  #Amoy Properties, Ltd.....................................    4,454,000         2,859,550
  Chinese Estates Holdings, Ltd.............................    2,675,131           617,949
  *Evergo China Holdings, Ltd...............................      285,280             6,921
  #Great Eagle Holdings, Ltd................................      593,910           613,147
  HKR International, Ltd....................................    1,077,384           479,672
  Hang Lung Development Co., Ltd............................    2,029,000         2,094,722
  Hongkong & Shanghai Hotels, Ltd...........................    1,789,124           958,171
  Hopewell Holdings, Ltd....................................    6,044,000           818,970
  Hysan Development Co., Ltd................................    1,562,000         1,592,438
  #Kerry Properties, Ltd....................................    1,261,000         1,171,661
  Miramar Hotel & Investment Co., Ltd.......................      600,000           518,777
  *New World Development Co. Ltd............................    1,240,739         2,930,123
  #Paliburg Holdings, Ltd...................................    2,470,625         1,594,157
  Realty Development Corp., Ltd. Series A...................      213,000           461,789
  Shangri-la Asia, Ltd......................................    2,982,000         1,962,602
  Sino Hotels (Holdings), Ltd...............................      543,653            65,948
  #Sino Land Co., Ltd.......................................    4,557,200         1,558,469
  Swire Pacific, Ltd. Series A..............................      865,000         3,198,122
  Tsim Sha Tsui Properties, Ltd.............................    1,174,000         1,969,544
  Wharf Holdings, Ltd.......................................    3,487,000         4,454,936
  #Wheelock and Co., Ltd....................................    3,105,000         2,123,693
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $63,978,732)........................................                     32,051,361
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Hong Kong Dollars (Cost $815,681)........................                        820,702
                                                                             --------------
TOTAL -- HONG KONG
  (Cost $64,794,413)........................................                     32,872,063
                                                                             --------------
BELGIUM -- (1.8%)
COMMON STOCKS -- (1.7%)
  *Banque Bruxelles Lambert VVPR............................          128                 3
  Bekaert SA................................................        2,500         1,974,784
  Credit Communal Holding Dexia Belgium.....................        5,400           808,283
  Electrabel SA.............................................        4,600         1,151,736
  #Electrafina SA...........................................        8,000         1,101,661
  Generale de Banque SA.....................................       13,830        10,134,100
  Generale de Banque SA VVPR................................          630                17
  #Generale de Belgique SA..................................       19,080         3,401,159
  #Glaverbel SA.............................................       11,312         1,677,812
  Glaverbel SA VVPR.........................................           22                 1
  #Groupe Bruxelles Lambert SA, Bruxelles...................        6,300         1,385,349
  Nationale a Portefeuille..................................        4,700           432,976
  Sofina SA.................................................          500           530,351
  #Solvay SA................................................       80,490         5,903,479
  Union Miniere SA..........................................       28,300         1,929,308
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $19,678,604)........................................                     30,431,019
                                                                             --------------
                                                                   SHARES            VALUE+
                                                                ---------    --------------

INVESTMENT IN
  CURRENCY -- (0.1%)
  *Belgian Francs (Cost $2,266,008).........................                 $    2,265,580
                                                                             --------------
TOTAL -- BELGIUM
  (Cost $21,944,612)........................................                     32,696,599
                                                                             --------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Bikuben Girobank A.S......................................       32,497         1,913,910
  Den Danske Bank A.S.......................................       44,140         5,491,707
  Forsikringsselskabet Codan A.S............................        7,662         1,198,642
  Jyske Bank A.S............................................        9,990         1,191,431
  Tele Danmark A.S. Series B................................       70,184         6,572,242
  Tryg Baltica Forsikring A.S...............................       56,055         1,485,611
  Unidanmark A.S. Series A..................................       51,864         4,192,341
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $16,803,513)........................................                     22,045,884
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone (Cost $88,513)..............................                         89,743
                                                                             --------------
TOTAL -- DENMARK
  (Cost $16,892,026)........................................                     22,135,627
                                                                             --------------
MALAYSIA -- (0.6%)
COMMON STOCKS -- (0.6%)
  Berjaya Group Berhad......................................    1,302,500           225,534
  *Berjaya Industrial Berhad................................      691,000            67,472
  Berjaya Leisure Berhad....................................      235,000           151,751
  Commerce Asset Holding Berhad.............................      759,000           401,190
  Genting Berhad............................................      750,000         1,952,871
  Golden Hope Plantations Berhad............................    1,340,000         1,465,434
  Hap Seng Consolidated Berhad..............................      120,000           140,607
  Highlands and Lowlands Berhad.............................      607,000           594,277
  Hong Leong Credit Berhad..................................      309,000           234,938
  IOI Corp. Berhad..........................................      436,000           294,035
  Kuala Lumpur Kepong Berhad................................      677,000         1,198,698
  #Malayan Banking Berhad...................................      514,400           723,281
  #Malaysian Airlines System................................      200,000           119,776
  *Malaysian Resources Corp. Berhad.........................      332,000           101,143
  Mulpha International Berhad...............................    1,291,250           154,661
  Perlis Plantations Berhad.................................      380,000           465,044
  #Perusahaan Otomobil Nasional Berhad......................      173,000           172,076
  *#Renong Berhad...........................................    1,008,000           212,597
  Sime Darby Berhad (Malaysia)..............................      846,000           674,068
  Southern Bank Berhad (Foreign)............................      130,000            62,284
  *Southern Bank Berhad (Foreign) Issue 98..................      162,500            63,468
  Tenaga Nasional Berhad....................................      774,000         1,279,755
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $24,114,944)........................................                     10,754,960
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Malaysian Ringetts (Cost $16,901)........................                         16,301
                                                                             --------------
TOTAL -- MALAYSIA
  (Cost $24,131,845)........................................                     10,771,261
                                                                             --------------
FINLAND -- (0.6%)
COMMON STOCKS -- (0.5%)
  Asko Oyj..................................................       31,400           675,178
  Enso Oy Series A..........................................       74,500           825,031
  Enso Oy Series R..........................................      157,400         1,728,559
  Finnair Oyj...............................................       67,000           692,509
  Kemira Oyj................................................      104,300         1,087,666

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                   SHARES            VALUE+
                                                                ---------    --------------
  Kesko Oyj.................................................       46,900    $      796,385
  #Metsa-Serla Oyj Series B.................................      111,800         1,217,465
  Outokumpu Oyj Series A....................................      100,800         1,415,819
  Rauma Oyj.................................................       25,900           535,402
  Rautaruukki Oy Series K...................................      107,900           900,166
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $9,581,939).........................................                      9,874,180
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.1%)
  *Finnish Markka (Cost $847,906)...........................                        857,471
                                                                             --------------
TOTAL -- FINLAND
  (Cost $10,429,845)........................................                     10,731,651
                                                                             --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
  #Bergesen Dy ASA Series A.................................      105,892         2,136,861
  Den Norske Bank ASA Series A..............................      505,994         2,720,632
  Kvaerner ASA..............................................       59,851         2,260,597
  Norsk Hydro ASA...........................................       15,100           685,603
  Norske Skogindustrier ASA Series A........................       52,781         1,639,695
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $9,589,457).........................................                      9,443,388
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Norwegian Krone (Cost $637,731)..........................                        634,148
                                                                             --------------
TOTAL -- NORWAY
  (Cost $10,227,188)........................................                     10,077,536
                                                                             --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Fraser & Neave, Ltd.......................................      682,000         2,322,208
  Industrial & Commercial Bank, Ltd.........................       13,000            21,744
  Keppel Corp., Ltd.........................................      701,000         1,398,642
  Sembawang Corp., Ltd......................................      107,000           196,869
  Singapore Airlines, Ltd. (Foreign)........................       40,000           222,221
  Singapore Land, Ltd.......................................    1,048,000         2,191,146
  #Straits Steamship Land, Ltd..............................    1,891,000         1,818,693
  Straits Trading Co., Ltd..................................      552,000           346,234
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $18,386,691)........................................                      8,517,757
                                                                             --------------
                                                                   SHARES            VALUE+
                                                                ---------    --------------

INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $51).............................                 $          100
                                                                             --------------
TOTAL -- SINGAPORE
  (Cost $18,386,742)........................................                      8,517,857
                                                                             --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Carter Holt Harvey, Ltd...................................      986,100         1,166,656
  Independent Newspapers, Ltd. (Auckland)...................       50,547           202,949
  Lion Nathan, Ltd..........................................      227,600           560,480
                                                                             --------------
TOTAL COMMON STOCKS
  (Cost $2,238,417).........................................                      1,930,085
                                                                             --------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *New Zealand Dollar (Cost $372)...........................                            359
                                                                             --------------
TOTAL -- NEW ZEALAND
  (Cost $2,238,789).........................................                      1,930,444
                                                                             --------------

                                                                  FACE
                                                                 AMOUNT
                                                                ---------

                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes 5.25%,
    01/31/01, valued at $7,384,050) to be repurchased at
    $7,276,182. (Cost $7,273,000)...........................       $7,273         7,273,000
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,618,303,098)++.......                 $1,859,416,662
                                                                             --------------
                                                                             --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $   1,859,417
Collateral for Securities Loaned.......................................................        328,084
Receivables
  Dividends and Interest...............................................................          8,770
  Investment Securities Sold...........................................................          9,491
  Fund Shares Sold.....................................................................            680
Prepaid Expenses and Other Assets......................................................             24
                                                                                         -------------
    Total Assets.......................................................................      2,206,466
                                                                                         -------------

LIABILITIES:
Payable for Securities Loaned..........................................................        328,084
Payable for Investment Securities Purchased............................................          5,647
Payable for Fund Shares Redeemed.......................................................            201
Accrued Expenses and Other Liabilities.................................................            575
                                                                                         -------------
    Total Liabilities..................................................................        334,507
                                                                                         -------------

NET ASSETS.............................................................................  $   1,871,959
                                                                                         -------------
                                                                                         -------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).............................................................    145,519,970
                                                                                         -------------
                                                                                         -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       12.86
                                                                                         -------------
                                                                                         -------------

Investments at Cost....................................................................  $   1,618,303
                                                                                         -------------
                                                                                         -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $2,196)................................  $  19,821
    Interest...........................................................................        634
    Income from Securities Lending.....................................................        647
                                                                                         ---------
        Total Investment Income........................................................     21,102
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................      1,750
    Accounting & Transfer Agent Fees...................................................        419
    Custodian's Fee....................................................................        349
    Legal Fees.........................................................................         13
    Audit Fees.........................................................................         18
    Shareholders' Reports..............................................................         16
    Trustees' Fees and Expenses........................................................          3
    Other..............................................................................         45
                                                                                         ---------
        Total Expenses.................................................................      2,613
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................     18,489
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND Foreign Currency

    Net Realized Gain on Investment Securities.........................................     36,358

    Net Realized Gain on Foreign Currency Transactions.................................        512
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency.....................................    247,185
        Translation of Foreign Currency Denominated Amounts............................       (269)
                                                                                         ---------
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.............................    283,786
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ 302,275
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                           SIX MONTHS        YEAR
                                                                                             ENDED           ENDED
                                                                                            MAY 31,        NOV. 30,
                                                                                              1998           1997
                                                                                         --------------  -------------
                                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..............................................................   $     18,489   $      31,305
    Net Realized Gain on Investment Securities.........................................         36,358           6,023
    Net Realized Gain (Loss) on Foreign Currency Transactions..........................            512          (1,666)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency.......................................        247,185        (107,773)
      Translation of Foreign Currency Denominated Amounts..............................           (269)            (44)
                                                                                         --------------  -------------
        Net Increase (Decrease) in Net Assets Resulting from Operations................        302,275         (72,155)
                                                                                         --------------  -------------

Distributions From:
    Net Investment Income..............................................................         (9,246)        (29,074)
    Net Realized Gains.................................................................         (4,181)        (27,255)
                                                                                         --------------  -------------
        Total Distributions............................................................        (13,427)        (56,329)
                                                                                         --------------  -------------
Capital Share Transactions (1):
    Shares Issued......................................................................         95,014         409,256
    Shares Issued in Lieu of Cash Distributions........................................         13,427          56,329
    Shares Redeemed....................................................................       (107,416)       (111,867)
                                                                                         --------------  -------------
        Net Increase From Capital Share Transactions...................................          1,025         353,718
                                                                                         --------------  -------------
        Total Increase.................................................................        289,873         225,234
NET ASSETS
    Beginning of Period................................................................      1,582,086       1,356,852
                                                                                         --------------  -------------
    End of Period......................................................................   $  1,871,959   $   1,582,086
                                                                                         --------------  -------------
                                                                                         --------------  -------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued......................................................................          8,048          34,790
    Shares Issued in Lieu of Cash Distributions........................................          1,259           4,875
    Shares Redeemed....................................................................         (8,990)         (9,587)
                                                                                         --------------  -------------
                                                                                                   317          30,078
                                                                                         --------------  -------------
                                                                                         --------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                         SIX MONTHS        YEAR           YEAR          YEAR        FEB. 16
                                                           ENDED           ENDED          ENDED         ENDED         TO
                                                          MAY 31,        NOV. 30,       NOV. 30,      NOV. 30,     NOV. 30,
                                                            1998           1997           1996          1995         1994
                                                       --------------  -------------  -------------  -----------  -----------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period.................   $      10.90   $       11.79  $       10.55  $     10.06  $     10.00
                                                       --------------  -------------  -------------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..............................           0.13            0.24           0.23         0.20         0.13
  Net Gains (Losses) on Securities (Realized and
    Unrealized)......................................           1.92           (0.67)          1.32         0.52         0.07
                                                       --------------  -------------  -------------  -----------  -----------
  Total from Investment Operations...................           2.05           (0.43)          1.55         0.72         0.20
                                                       --------------  -------------  -------------  -----------  -----------
LESS DISTRIBUTIONS
  Net Investment Income..............................          (0.06)          (0.22)         (0.23)       (0.21)       (0.13)
  Net Realized Gains.................................          (0.03)          (0.24)         (0.08)       (0.02)       (0.01)
                                                       --------------  -------------  -------------  -----------  -----------
  Total Distributions................................          (0.09)          (0.46)         (0.31)       (0.23)       (0.14)
                                                       --------------  -------------  -------------  -----------  -----------
Net Asset Value, End of Period.......................   $      12.86   $       10.90  $       11.79  $     10.55  $     10.06
                                                       --------------  -------------  -------------  -----------  -----------
                                                       --------------  -------------  -------------  -----------  -----------
Total Return.........................................          19.01%#         (3.84)%         14.85%        7.20%        1.99%#

Net Assets, End of Period (thousands)................   $  1,871,959   $   1,582,086  $   1,356,852  $   609,386  $   348,381
  Ratio of Expenses to Average Net Assets............           0.30%*          0.32%          0.36%        0.42%        0.45%*(a)
  Ratio of Net Investment Income to Average Net
    Assets...........................................           2.12%*          2.09%          2.23%        2.14%        1.84%*(a)
  Portfolio Turnover Rate............................          18.78%*         22.55%         12.23%        9.75%        1.90%*
  Average Commission Rate............................   $     0.0167   $      0.0068  $      0.0112          N/A          N/A

--------------

*   Annualized

#   Non-Annualized

(a) Had certain waivers not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 160,728
Sales..................................................    178,857

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  532,694
Gross Unrealized Depreciation                             (291,580)
                                                        ----------
Net...................................................  $  241,114
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1998.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,582,361
Undistributed Net Investment Income..................       10,103
Undistributed Net Realized Gain......................       38,156
Undistributed Net Realized Foreign Exchange Gain.....          512
Unrealized Appreciation of Investment Securities and
 Foreign Currency....................................      241,114
Unrealized Net Foreign Exchange Loss.................         (287)
                                                       -----------
                                                       $ 1,871,959
                                                       -----------
                                                       -----------

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1998 was reinvested into overnight repurchase agreements with Salomon Brothers, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1998, the market value of securities on loan to brokers was $311,067,556, the related collateral cash received was $328,083,824 and the value of collateral on overnight repurchase agreements was $339,953,101.